Intangible assets and goodwill - Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Acquisition
Goodwill arising on acquisition	$ 46,950		$ 1,473
Goodwill expected to be deductible for tax purpose	0
Acquisition related costs	$ 51
Period of Purchase of Office Equipment	3 years
Income/(loss) before income tax	$ 49,994	$ 11,170	(116,317)
Revenue	480,247		434,094
Net loss from continuing operations	10,627		$ 118,576
Lightmap LLC
Acquisition
Income/(loss) before income tax	6,312
Cubic Games Studio Ltd
Acquisition
Income/(loss) before income tax	$ 7,294